Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Preferred shares CNY (¥) shares	Preferred shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive Income (Loss) CNY (¥)	Accumulated other comprehensive Income (Loss) USD ($)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholder’s equity CNY (¥)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholder’s equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 41		¥ 21		¥ 13,336		¥ 5,268		¥ (161,713)		¥ 399		¥ (142,648)		¥ 21,571		¥ (121,077)
Balance at Dec. 31, 2023	¥ 41		¥ 21		13,336		5,268		(161,713)		399		(142,648)		21,571		(121,077)
Balance (in Shares) at Dec. 31, 2023 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Net income (loss)									26,623				26,623		6,907		33,530
Share-based compensation					4								4				4
Balance at Jun. 30, 2024	¥ 41		¥ 21		13,340		5,268		(135,090)		399		(116,021)		28,478		(87,543)
Balance (in Shares) at Jun. 30, 2024 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Balance (in Dollars)	¥ 41		¥ 21		13,340		5,268		(135,090)		399		(116,021)		28,478		(87,543)
Balance (in Dollars)	119				267,626		7,411		(143,585)		399		131,970		31,859		163,829
Balance at Dec. 31, 2024	¥ 119				267,626		7,411		(143,585)		399		131,970		31,859		163,829
Balance (in Shares) at Dec. 31, 2024 | shares	1,152,740,747	1,152,740,747
Net income (loss)									(21,294)				(21,294)		218		(21,076)	$ (2,941)
Share-based compensation					5,184								5,184				5,184
Capital contribution from shareholders	¥ 7				2,646								2,653				2,653
Capital contribution from shareholders (in Shares) | shares	77,868,630	77,868,630
Transfer to statutory reserve							49		(49)
Capital contribution from non-controlling interests															490		490
Foreign currency translation adjustment											1,085		1,085				1,085
Balance at Jun. 30, 2025	¥ 126	$ 18			275,456	$ 38,452	7,460	$ 1,041	(164,928)	$ (23,023)	1,484	$ 207	119,598	$ 16,695	32,567	$ 4,546	152,165	21,241
Balance (in Shares) at Jun. 30, 2025 | shares	1,230,609,377	1,230,609,377
Balance (in Dollars)	¥ 126	$ 18			¥ 275,456	$ 38,452	¥ 7,460	$ 1,041	¥ (164,928)	$ (23,023)	¥ 1,484	$ 207	¥ 119,598	$ 16,695	¥ 32,567	$ 4,546	¥ 152,165	$ 21,241